Investments in subsidiaries, associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments in subsidiaries, associates and joint ventures
Schedule of investments in associates and joint ventures, equity results and dividends received

			Investments in associates and joint ventures		Equity results in the income statement			Dividends received
					Year ended December 31,			Year ended December 31,
Associates and joint ventures	% ownership	% voting capital	December 31, 2020	December 31, 2019	2020	2019	2018	2020	2019	2018
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	20	25	1	4	5	—	—	1
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	48	88	8	48	69	34	62	32
Companhia Hispano-Brasileira de Pelotização (i)	50.89	50.89	43	70	11	37	55	27	50	23
Companhia Ítalo-Brasileira de Pelotização (i)	50.90	51.00	44	65	10	30	60	23	54	32
Companhia Nipo-Brasileira de Pelotização (i)	51.00	51.11	121	150	8	84	126	32	92	67
MRS Logística S.A.	48.16	46.75	398	496	34	50	72	22	29	27
Samarco Mineração S.A. (note 24)	50.00	50.00	—	—	—	—	—	—	—	—
VLI S.A.	29.60	29.60	480	812	(22)	1	30	2	9	7
Zhuhai YPM Pellet Co.	—	—	—	23	—	—	—	—	—	—
			1,154	1,729	50	254	417	140	296	189
Base metals
Korea Nickel Corp.	25.00	25.00	18	14	—	—	1	—	—	—
			18	14	—	—	1	—	—	—
Coal
Henan Longyu Energy Resources Co., Ltd.	—	—	—	—	—	(2)	16	—	—	—
Nacala Corridor Holding Netherlands B.V.	50.00	50.00	—	—	—	—	—	—	—	—
			—	—	—	(2)	16	—	—	—
Others
Aliança Geração de Energia S.A.(i)	55.00	55.00	367	470	28	31	25	24	28	25
Aliança Norte Energia Participações S.A.(i)	51.00	51.00	117	160	(8)	4	15	—	—	—
California Steel Industries, Inc.	50.00	50.00	234	242	(7)	23	77	—	29	31
Companhia Siderúrgica do Pecém	50.00	50.00	—	—	(131)	(69)	(243)	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	71	97	(3)	15	2	9	—	—
Others			70	86	(48)	(28)	(5)	—	—	—
			859	1,055	(169)	(24)	(129)	33	57	56
Total			2,031	2,798	(119)	228	305	173	353	245

(i) Although the Company held a majority of the voting capital, the entities are accounted under the equity method due to the stockholders' agreement where relevant decisions are shared with other parties.

Schedule of changes in investments in associates and joint ventures

	2020	2019
Balance at January 1,	2,798	3,225
Additions and Capitalizations (i)	131	76
Disposals (ii)	(250)	—
Translation adjustment	(542)	(111)
Equity results in income statement	(119)	228
Results from sales on equity interest (ii)	106	—
Equity results in statement of comprehensive income	(2)	(4)
Fair value adjustment (iii)	(10)	(163)
Dividends declared	(128)	(326)
Transfer to assets held for sale (iii)	—	(152)
Others	47	25
Balance at December 31,	2,031	2,798

(i)	In 2020, refers mainly to Companhia Siderúrgica do Pecém's capital increase.
(ii)	In 2020, refers to the exercise of the call option of VLI's share (note 15).
(iii)	In 2019, refers to fair value adjustment of the investment in Henan Longyu Energy Resources Co., Ltd., which was reclassified and presented as held for sale (note 15).

Summarized financial information about relevant associates and joint ventures

	December 31, 2020
							Nacala
	Aliança Geração	Aliança					Corridor Holding
	de Energia	Norte Energia	CSI	CSP (i)	Pelletizing (ii)	MRS Logística	Netherlands B.V. (i)	VLI S.A.
Current assets	138	—	336	346	300	412	524	614
Non-current assets	711	229	344	2,234	258	1,701	4,349	3,737
Total assets	849	229	680	2,581	558	2,113	4,874	4,351

Current liabilities	48	—	63	737	53	389	573	607
Non-current liabilities	134	—	148	2,623	—	898	4,684	2,123
Total liabilities	182	—	211	3,360	53	1,286	5,257	2,729
Stockholders' equity	668	229	469	(779)	504	827	(383)	1,622

Net revenue	186	—	665	1,176	104	640	611	1,011
Net income (loss)	51	(15)	(14)	(835)	73	70	(87)	(59)

	December 31, 2019
							Nacala
	Aliança Geração	Aliança					Corridor Holding
	de Energia	Norte Energia	CSI	CSP (i)	Pelletizing (ii)	MRS Logística	Netherlands B.V.(i)	VLI S.A.

Current assets	215	—	481	438	720	490	384	805
Non-current assets	880	314	344	2,960	315	2,196	4,505	4,507
Total assets	1,095	314	825	3,398	1,035	2,686	4,889	5,312

Current liabilities	99	—	186	985	297	415	516	773
Non-current liabilities	142	—	155	2,675	2	1,242	4,671	2,380
Total liabilities	241	—	341	3,660	299	1,657	5,187	3,153
Stockholders' equity	854	314	484	(262)	736	1,029	(298)	2,159

Net revenue	257	—	997	1,393	583	759	782	1,238
Net income (loss)	57	8	46	(412)	392	103	(49)	2

(i)   The joint ventures and its results are accounted for under the equity method, in which the accumulated losses are capped to the Company’s interest in the investee’s capital based on the applicable law and requirements. That is, after the investment is reduced to zero, the Company does not recognize any further losses nor liabilities associated with the investee.

(ii)   Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.

Schedule of material consolidated entities in each business segment

					% Noncontrolling
	Location	Main activity /Business	% Ownership	% Voting capital	interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Ferrous Resource Limited	Isle of Man	Iron Ore	100.0%	100.0%	0.0%
Mineração Corumbaense Reunida S.A.	Brazil	Iron ore and manganese	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	100.0%	100.0%	0.0%
New Steel Global	Netherlands	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	44.3%	44.3%	55.7%
Vale Holdings B.V	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Manganês S.A.	Brazil	Manganese and ferroalloys	100.0%	100.0%	0.0%
Vale Moçambique S.A.	Mozambique	Coal	80.7%	80.7%	19.3%
Vale Nouvelle Caledonie S.A.S.	New Caledonia	Nickel	95.0%	95.0%	5.0%
Vale Newfoundland & Labrador Ltd	Canada	Nickel	100.0%	100.0%	0.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing	70.0%	70.0%	30.0%
Vale Shipping Holding Pte. Ltd.	Singapore	Iron ore	100.0%	100.0%	0.0%

Summary of financial information, prior to the eliminations of the intercompany balances and transactions, about subsidiaries with material noncontrolling interest

	December 31, 2020
			Vale
	PTVI	VNC	Moçambique S.A.	Others	Total
Current assets	595	2	352	—
Non-current assets	1,881	—	168	—
Related parties-Stockholders	61	49	29	—
Total assets	2,537	51	549	—
Current liabilities	162	—	341	—
Non-current liabilities	53	—	98	—
Related parties-Stockholders	—	281	12,185	—
Total liabilities	215	281	12,624	—
Stockholders' equity	2,322	(230)	(12,075)	—
Equity attributable to noncontrolling interests	1,292	(12)	(2,330)	127	(923)
Net income (loss)	84	(669)	(1,804)	—
Net income (loss) attributable to noncontrolling interests	35	(33)	(348)	(3)	(350)
Dividends paid to noncontrolling interests (i)	—	—	—	14	14

(i)    Dividends paid to others noncontrolling interests relates to Vale Oman Pelletizing

	December 31, 2019

			Vale
	PTVI	VNC	Moçambique S.A.	Others	Total
Current assets	462	169	188
Non-current assets	1,630	604	199
Related parties-Stockholders	84	34	29
Total assets	2,176	807	416
Current liabilities	140	199	320
Non-current liabilities	61	236	147
Related parties-Stockholders	—	344	10,221
Total liabilities	201	779	10,688
Stockholders' equity	1,975	28	(10,272)
Equity attributable to noncontrolling interests	806	1	(1,982)	101	(1,074)
Net income (loss)	67	(2,055)	(3,183)
Net income (loss) attributable to noncontrolling interests	27	(103)	(613)	192	(497)
Dividends paid to noncontrolling interests (i)	—	—	—	184	184

(i)   Dividends paid to noncontrolling interests relates to US$162 to Minerações Brasileiras Reunidas and US$21 to Vale Oman Pelletizing.

	December 31, 2018

				Vale
	MBR	PTVI	VNC	Moçambique S.A.	Others	Total
Net income (loss)	434	58	351	(985)
Net income (loss) attributable to noncontrolling interests	174	24	18	(190)	10	36
Dividends paid to noncontrolling interests (i)	168	—	—	—	14	182

(i)   Dividends paid to others noncontrolling interests relates to Vale Oman Pelletizing